Quarterly Holdings Report
for
Fidelity® Environment and Alternative Energy Fund
May 31, 2026
ENV-NPRT1-0726
1.802170.122
Common Stocks - 98.3%
	Shares	Value ($)
CANADA - 0.5%
Industrials - 0.5%
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd	43,500	3,884,126
GERMANY - 3.0%
Industrials - 3.0%
Electrical Equipment - 3.0%
Siemens Energy AG	108,830	20,721,573
NETHERLANDS - 4.6%
Information Technology - 4.6%
Semiconductors & Semiconductor Equipment - 4.6%
NXP Semiconductors NV	99,010	31,816,864
UNITED KINGDOM - 1.1%
Utilities - 1.1%
Water Utilities - 1.1%
Severn Trent PLC	192,960	7,717,819
UNITED STATES - 89.1%
Consumer Discretionary - 10.2%
Automobiles - 10.0%
Rivian Automotive Inc Class A (a)(c)	150,790	2,457,877
Tesla Inc (a)	154,960	67,530,018
		69,987,895
Household Durables - 0.2%
KB Home	30,360	1,483,390
TOTAL CONSUMER DISCRETIONARY		71,471,285
Energy - 0.7%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	69,860	4,462,657
Oil, Gas & Consumable Fuels - 0.1%
Centrus Energy Corp Class A (a)	2,190	399,609
TOTAL ENERGY		4,862,266
Industrials - 38.0%
Aerospace & Defense - 2.2%
ATI Inc (a)	26,320	4,610,211
Carpenter Technology Corp	13,820	6,481,304
Woodward Inc	12,750	4,462,882
		15,554,397
Building Products - 4.5%
Advanced Drainage Systems Inc	22,390	3,115,792
Carrier Global Corp	29,880	1,908,436
Johnson Controls International plc	84,560	11,336,114
Madison Air Solutions Corp Class A	5,700	247,779
Tecnoglass Inc	10,180	438,656
Trane Technologies PLC	32,700	14,757,510
		31,804,287
Commercial Services & Supplies - 3.7%
Clean Harbors Inc (a)	18,190	5,111,936
Onterris Inc (a)(c)	476,388	7,626,972
Republic Services Inc	60,690	12,164,704
Tetra Tech Inc	28,080	771,918
		25,675,530
Construction & Engineering - 4.2%
Comfort Systems USA Inc	4,390	8,025,842
Construction Partners Inc Class A (a)	11,080	1,290,487
EMCOR Group Inc	10,140	8,383,955
WillScot Holdings Corp	445,270	11,456,797
		29,157,081
Electrical Equipment - 9.3%
Acuity Inc	53,570	16,344,743
Bloom Energy Corp Class A (a)	14,280	4,069,800
Eaton Corp PLC	59,480	23,827,688
Emerson Electric Co	21,940	3,155,411
Forgent Power Solutions Inc Class A	153,860	8,409,988
GE Vernova Inc	3,930	3,805,498
Nextpower Inc Class A (a)	30,530	4,774,892
		64,388,020
Ground Transportation - 2.7%
CSX Corp	336,010	15,207,813
Union Pacific Corp	13,170	3,458,968
		18,666,781
Industrial Conglomerates - 0.9%
3M Co	41,670	6,380,927
Machinery - 8.0%
Cummins Inc	23,022	14,886,716
Ingersoll Rand Inc	67,920	4,865,789
ITT Inc	40,220	7,842,900
Parker-Hannifin Corp	5,370	4,535,663
Pentair PLC	141,476	10,022,160
Watts Water Technologies Inc Class A	12,650	3,908,597
Westinghouse Air Brake Technologies Corp	37,890	9,895,352
		55,957,177
Professional Services - 1.3%
KBR Inc	262,460	9,172,977
Trading Companies & Distributors - 1.2%
Core & Main Inc Class A (a)	113,020	5,588,839
Ferguson Enterprises Inc	11,640	2,630,291
		8,219,130
TOTAL INDUSTRIALS		264,976,307
Information Technology - 26.9%
Communications Equipment - 8.8%
Arista Networks Inc (a)	161,210	25,708,159
Cisco Systems Inc	297,760	35,856,259
		61,564,418
Electronic Equipment, Instruments & Components - 1.0%
Coherent Corp (a)	13,890	5,020,818
Vontier Corp	73,140	2,075,713
		7,096,531
IT Services - 3.2%
IBM Corporation	74,373	22,148,279
Semiconductors & Semiconductor Equipment - 5.3%
Analog Devices Inc	61,320	25,377,282
Cerebras Systems Inc Class A (a)	2,000	473,980
Enphase Energy Inc (a)(c)	19,960	1,364,466
First Solar Inc (a)	31,300	9,602,527
		36,818,255
Software - 8.6%
Microsoft Corp	126,560	56,982,375
Zoom Communications Inc Class A (a)	32,680	3,319,961
		60,302,336
TOTAL INFORMATION TECHNOLOGY		187,929,819
Materials - 4.8%
Chemicals - 3.1%
Linde PLC	43,100	21,450,439
Construction Materials - 1.0%
Suncrete Inc (b)	145,300	2,592,152
Vulcan Materials Co	15,590	4,410,723
		7,002,875
Metals & Mining - 0.7%
Steel Dynamics Inc	20,730	5,392,909
TOTAL MATERIALS		33,846,223
Real Estate - 4.0%
Industrial REITs - 3.3%
Prologis Inc	161,890	23,226,358
Specialized REITs - 0.7%
Equinix Inc	4,370	4,667,335
TOTAL REAL ESTATE		27,893,693
Utilities - 4.5%
Electric Utilities - 4.0%
Entergy Corp	68,540	7,474,287
NextEra Energy Inc	235,870	20,523,049
		27,997,336
Independent Power and Renewable Electricity Producers - 0.5%
Fervo Energy Co (a)	2,700	98,982
Vistra Corp	22,480	3,601,970
		3,700,952
TOTAL UTILITIES		31,698,288
TOTAL UNITED STATES		622,677,881
TOTAL COMMON STOCKS (Cost $425,867,085)		686,818,263

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (a)(b)(d) (Cost $295,699)	14,200	56,090

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.67	12,275,808	12,278,264
Fidelity Securities Lending Cash Central Fund (e)(f)	3.67	2,045,947	2,046,151
TOTAL MONEY MARKET FUNDS (Cost $14,324,415)			14,324,415

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $440,487,199)	701,198,768
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,065,579)
NET ASSETS - 100.0%	699,133,189

Legend

(a)	Non-income producing.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,648,242 or 0.4% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,333,161.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/2022	295,699

Suncrete Inc	3/27/2026	1,453,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,704,484	25,762,468	22,188,688	82,645	-	-	12,278,264	12,275,808	0.0%
Fidelity Securities Lending Cash Central Fund	3,081,126	24,351,180	25,386,155	1,922	-	-	2,046,151	2,045,947	0.0%
Total	11,785,610	50,113,648	47,574,843	84,567	-	-	14,324,415

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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